FINANCIAL INCOME AND EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income from cash, deposits and investments:
In respect of investments in bank deposits and marketable securities	$ 359	$ 93	$ 1,389
Other financial income	95	151	202
Financial income from cash, deposits and investments	454	244	1,591
Financial expenses from lease, notes, loans and other:
Convertible notes	0	393	4,427
Short-term bank loan	364	316	0
Lease liabilities	279	0	0
Short-term shareholders' loans	0	85	0
Other financial expenses	432	359	427
Exchange rate differences	158	8	30
Financial expenses from lease, notes, loans and other	1,233	1,161	4,884
Gain on derivative financial instruments:
Gain on revaluation to fair value of the warrants embedded in the convertible notes	0	96	2,141
Gain on revaluation to fair value of warrants	442	2,337	1,784
Gain on derivative financial instruments	$ 442	$ 2,433	$ 3,925